Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Consumer Discretionary Portfolio - VIP Consumer Discretionary Portfolio - Investor Class	Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	4.66%
Annual Return 2016	5.12%
Annual Return 2017	22.07%
Annual Return 2018	(1.16%)
Annual Return 2019	27.12%
Annual Return 2020	36.00%
Annual Return 2021	19.32%
Annual Return 2022	(34.70%)
Annual Return 2023	41.92%
Annual Return 2024	24.59%